Long-Term Debt and Finance Lease Obligations - Long term debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018	Jun. 13, 2016	Nov. 20, 2014	Apr. 05, 2013	Dec. 27, 2012	Jul. 26, 2012	May 16, 2012	May 05, 2011
Long-term debt
Carrying Amount	$ 10,625,996	$ 9,525,996	$ 11,927,718
Fair Value	11,096,954	9,740,901	10,764,806
Unamortized deferred financing costs and debt discounts, net	(16,250)	(13,581)	(23,215)
Finance lease obligations	212,617	188,809	66,984
Total long-term debt and finance lease obligations (including current portion)	$ 10,822,363	$ 9,701,224	11,971,487
Percentage of principal amount at which notes may be required to be repurchased in event of change of control	101.00%
5 1/8% Senior Notes due 2020
Long-term debt
Carrying Amount	$ 1,100,000		1,100,000
Fair Value	$ 1,110,208		$ 1,089,957
Interest rate (as a percent)	5.125%	5.125%	5.125%
Redemption price as a percentage of principal amount	100.00%
Aggregate principal amount						$ 1,100,000
6 3/4% Senior Notes due 2021
Long-term debt
Carrying Amount	$ 2,000,000	$ 2,000,000	$ 2,000,000
Fair Value	$ 2,109,420	$ 2,045,100	$ 1,974,940
Interest rate (as a percent)	6.75%	6.75%	6.75%							6.75%
Redemption price as a percentage of principal amount	100.00%
Aggregate principal amount										$ 2,000,000
5 7/8% Senior Notes due 2022
Long-term debt
Carrying Amount	$ 2,000,000	$ 2,000,000	$ 2,000,000
Fair Value	$ 2,129,580	$ 2,043,040	$ 1,833,140
Interest rate (as a percent)	5.875%	5.875%	5.875%					5.875%
Redemption price as a percentage of principal amount	100.00%
Aggregate principal amount								$ 1,000,000	$ 1,000,000
5% Senior Notes due 2023
Long-term debt
Carrying Amount	$ 1,500,000	$ 1,500,000	$ 1,500,000
Fair Value	$ 1,543,770	$ 1,495,545	$ 1,247,445
Interest rate (as a percent)	5.00%	5.00%	5.00%				5.00%
Redemption price as a percentage of principal amount	100.00%
Aggregate principal amount							$ 1,500,000
5 7/8% Senior Notes due 2024
Long-term debt
Carrying Amount	$ 2,000,000	$ 2,000,000	$ 2,000,000
Fair Value	$ 2,049,080	$ 2,000,340	$ 1,611,960
Interest rate (as a percent)	5.875%	5.875%	5.875%
Redemption price as a percentage of principal amount	100.00%
Aggregate principal amount					$ 2,000,000
7 3/4% Senior Notes due 2026
Long-term debt
Carrying Amount	$ 2,000,000	$ 2,000,000	$ 2,000,000
Fair Value	$ 2,128,900	$ 2,130,880	$ 1,653,720
Interest rate (as a percent)	7.75%	7.75%	7.75%
Aggregate principal amount				$ 2,000,000
Other notes payable
Long-term debt
Carrying Amount	$ 25,996	$ 25,996	$ 10,346
Fair Value	$ 25,996	$ 25,996	$ 10,346